Loans Payable to Stockholders	12 Months Ended
Dec. 31, 2014
Loan Payable [Abstract]
Loans Payable to Stockholders [Text Block]
5. Loans Payable to Stockholders

On August 6, 2013, the Company entered into the Note and Warrant Purchase Agreement (the “Summit Agreement”) with Summit Resources, Inc. (“Summit”), an affiliate of Steve Antoline, a director of the Company, pursuant to which Summit acquired (a) a promissory note (the “Summit Note”) bearing simple interest at a rate of 10% per annum, in an aggregate principal amount of $600,000 and (b) a five year warrant to purchase 1,000,000 shares of common stock at an exercise price of $1.10 per share. The fair value of these warrants was estimated to be $134,117, which was recorded as a discount to the promissory note, and will be accreted based on the repayment of the obligation. In accordance with the terms of the Summit Agreement, up to $150,000 of the gross proceeds received by the Company from the sale of each LAESI instrument shall be used to repay the principal amounts due under the Summit Note. The Company repaid $423,915 as of December 31, 2014. Accretion expense of $94,757 was recognized during the year ended December 31, 2014, while no accretion expense was recorded in 2013. The outstanding balance, net of discount, was $136,725 as of December 31, 2014. As of December 31, 2014, a total of $130,000 in accounts receivable has been pledged to Summit.

During 2014, the Company received advances equal to an aggregate of $1,415,000 from Summit. In exchange for a portion of the advances received, the Company entered into Note and Warrant Purchase Agreements and issued (a) one-year promissory notes bearing simple interest at the rate of 10% per annum to Summit in an aggregate principal amount of $1,415,000 and (b) five-year warrants to purchase up to 1,415,000 shares of common stock at an exercise price of $0.80 per share. On June 3, 2014, the Board approved an increase in the total offering amount of the promissory notes issuable to $1,500,000 from $900,000. The fair value of these warrants was estimated to be $101,177, which was recorded as a discount to the promissory note, and will be accreted based on the repayment of the obligation. The Company repaid $250,000 as of December 31, 2014. Accretion expense of $10,950 was recognized during the year ended December 31, 2014. The outstanding balance, net of discount, was $1,074,773 as of December 31, 2014.

During 2014, the Company received advances equal to an aggregate of $540,000 from various directors and current stockholders of the Company. The Company repaid $370,000 to these related parties. No terms of repayment have been specified on the remaining aforementioned advances as of the filing date.

From March 13, 2014 through September 30, 2014, the Company received advances equal to an aggregate of $2,076,000 from various directors and current stockholders of the Company. On April 2, 2014, the Board approved an offering of up to $300,000 in convertible one year promissory notes. On June 3, 2014, the Board approved an increase in the total offering amount of convertible notes issuable to $2,000,000 (the “Related Party Offering”). On September 25, 2014, the Board approved a subsequent increase in the total offering amount of convertible notes issuable to $3,000,000. In exchange for each advance, the Company entered into a Note Purchase Agreement, and issued a convertible one-year promissory note bearing simple interest at a rate of 10% per annum to directors and stockholders. Each $100,000 of outstanding principal and accrued unpaid interest underlying the note is automatically convertible into securities of the Company issued in a subsequent financing pursuant to which the Company raises at least $2,000,000 in gross proceeds (“Subsequent Financing”) at a conversion price that shall be equal to the purchase price payable for the securities issued in any such Subsequent Financing. As of October 31 and November 25, 2014, the Company converted these notes into 1,073,487 shares of preferred stock and issued warrants to purchase common stock in an aggregate amount of 4,293,948 shares to these directors and stockholders.